1
Gabelli Growth Innovators ETF
Schedule of Investments — March 31, 2026 (Unaudited)
Shares Market Value
COMMON STOCKS – 92.9%
Aerospace and Defense – 4.8%
944
General Electric Co. ................................
$ 267,879
395
Howmet Aerospace Inc. ..........................
91,032
358,911
Automotive – 2.3%
460
Tesla Inc.† ..............................................
171,005
Communication Services – 14.7%
1,526
Alphabet Inc., Cl. C .................................
437,748
511
Meta Platforms Inc., Cl. A .......................
292,358
2,640
Netflix Inc.† .............................................
253,836
239
Spotify Technology SA† ..........................
115,894
1,099,836
Consumer Discretionary – 8.7%
1,983
Amazon.com Inc.† ..................................
412,999
10
Booking Holdings Inc. .............................
42,103
57
Costco Wholesale Corp. .........................
56,797
18
MercadoLibre Inc.† .................................
31,122
330
The Sherwin-Williams Co. .......................
105,782
648,803
Energy and Utilities – 4.0%
340
GE Vernova Inc. ......................................
296,786
Financials – 9.9%
210
American Express Co. ............................
63,521
1,692
KKR & Co. Inc. ........................................
156,510
517
Mastercard Inc., Cl. A .............................
258,324
355
Moody's Corp. .........................................
154,869
1,180
The Charles Schwab Corp. .....................
110,896
744,120
Health Care – 9.5%
1,376
Boston Scientific Corp.† .........................
86,344
309
Eli Lilly & Co. ...........................................
284,209
324
Intuitive Surgical Inc.† ............................
149,361
595
Stryker Corp. ...........................................
195,511
715,425
Industrials – 7.8%
584
Amphenol Corp., Cl. A ............................
73,789
180
Caterpillar Inc. ........................................
127,523
494
Eaton Corp. plc .......................................
176,689
130
Parker-Hannifin Corp. .............................
116,381
226
Trane Technologies plc ...........................
94,183
588,565
Information Technology - Semiconductors – 18.4%
650
Applied Materials Inc. .............................
222,163
130
ASML Holding NV ...................................
171,708
1,069
Broadcom Inc. .........................................
330,866
3,729
NVIDIA Corp. ..........................................
650,338
1,375,075
Shares Market Value
Information Technology - Software and Services – 12.8%
979
Apple Inc. ................................................
$ 248,460
296
Cadence Design Systems Inc.† .............
82,250
270
CrowdStrike Holdings Inc., Cl. A† ...........
105,411
143
Intuit Inc. .................................................
61,830
743
Microsoft Corp. .......................................
275,036
794
Oracle Corp. ...........................................
116,805
630
ServiceNow Inc.† ....................................
65,867
955,659
TOTAL COMMON STOCKS ............ 6,954,185
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 7.1%
$ 535,000 U.S. Treasury Bills,
3.54% to 3.62%††, 04/09/26 to 06/25/26
531,929
TOTAL INVESTMENTS — 100.0%
(cost $7,085,018) ....................................
$ 7,486,114
† Non-income producing security.
†† Represents annualized yields at dates of purchase.